Summary of Liabilities for Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 34,647	[1]	$ 31,464	[2]
Less reinsurance recoverables	5,721		4,872
Net balance	28,926		26,592
Incurred guarantee benefits	4,411		2,584
Paid guarantee benefits	(388)		(250)
Net change	4,023		2,334
Net balance	32,949		28,926
Plus reinsurance recoverables	3,936		5,721
Gross balance	36,885	[3]	34,647	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	30,674	[1]	27,927	[2]
Less reinsurance recoverables	1,752		1,340
Net balance	28,922		26,587
Incurred guarantee benefits	4,412		2,585
Paid guarantee benefits	(388)		(250)
Net change	4,024		2,335
Net balance	32,946		28,922
Plus reinsurance recoverables	1,189		1,752
Gross balance	34,135	[3]	30,674	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	572	[1]	462	[2]
Less reinsurance recoverables	568		457
Net balance	4		5
Incurred guarantee benefits	(1)		(1)
Net change	(1)		(1)
Net balance	3		4
Plus reinsurance recoverables	333		568
Gross balance	336	[3]	572	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	3,401	[1]	3,075	[2]
Less reinsurance recoverables	3,401		3,075
Plus reinsurance recoverables	2,414		3,401
Gross balance	$ 2,414	[3]	$ 3,401	[1]

[1]	Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $1.8 million, variable annuity income benefits of $0.6 million, variable annuity accumulation benefits of $3.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $28.8 million.
[2]	Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.
[3]	Included in the total liability balance as of December 31, 2019 are reserves for variable annuity death benefits of $1.2 million, variable annuity income benefits of $0.3 million, variable annuity accumulation benefits of $2.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $33.0 million.